UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05308

Perritt MicroCap Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period: January 31, 2012

Item 1. Schedule of Investments.

Perritt MicroCap Opportunities Fund
Schedule of Investments (Unaudited)		January 31, 2012

Shares	COMMON STOCKS - 96.25%	Value
	Aerospace & Defense - 1.63%
256,300	CPI Aerostructures, Inc. (a)	$3,598,452
139,200	Ducommun, Inc.	2,011,440
		5,609,892
	Auto Parts & Equipment - 1.52%
470,132	Midas, Inc. (a)	3,996,122
427,281	SORL Auto Parts, Inc. (a)	1,234,842
		5,230,964
	Building Materials - 0.89%
240,000	Insteel Industries, Inc.	3,072,000
		3,072,000
	Business Services - 8.11%
207,000	Barrett Business Services, Inc.	3,984,750
385,553	GP Strategies Corp. (a)	5,667,629
874,160	Innodata Isogen, Inc. (a)	3,584,056
600,000	PRGX Global, Inc. (a)	3,642,000
488,500	RCM Technologies, Inc. (a)	2,657,440
171,000	Rentrak Corporation (a)	2,925,810
230,000	The Dolan Media Co. (a)	2,168,900
207,164	Virtusa Corp. (a)	3,312,553
		27,943,138
	Chemical & Related Products - 3.79%
565,000	Aceto Corporation	4,147,100
250,500	KMG Chemicals, Inc.	4,611,705
414,707	Omnova Solutions, Inc. (a)	2,056,947
399,558	Penford Corp. (a)	2,257,503
		13,073,255
	Computers & Electronics - 3.42%
278,750	Astro-Med, Inc.	2,230,000
302,672	Cyberoptics Corp. (a)	2,639,300
580,000	PC-Tel, Inc. (a)	4,315,200
209,350	Rimage Corporation	2,604,314
		11,788,814
	Construction & Engineering - 4.60%
306,800	Comfort Systems USA, Inc.	3,669,328
395,000	Furmanite Corp. (a)	3,045,450
682,054	Hill International, Inc. (a)	4,058,221
243,714	MFRI, Inc. (a)	1,798,609
273,981	Sterling Construction Company, Inc. (a)	3,290,512
		15,862,120
	Consumer Products - Manufacturing - 6.03%
256,308	Flexsteel Industries	3,637,011
550,000	Furniture Brands International, Inc. (a)	929,500
700,000	Heelys, Inc.
	(Acquired 5/5/10, Cost $1,603,000) (a)(b)	1,274,000
611,000	Kimball International, Inc.	3,720,990
199,500	Motorcar Parts of America, Inc. (a)	1,280,790
247,510	Orchids Paper Products Co.	4,672,989
100,000	Steinway Musical Instruments, Inc. (a)	2,495,000
150,500	Universal Electronics, Inc. (a)	2,784,250
		20,794,530
	Consumer Services - 1.97%
290,000	Intersections, Inc.	3,561,200
525,000	Stewart Enterprises, Inc. - Class A	3,228,750
		6,789,950
	Electronic Equipment & Instruments - 0.58%
340,000	NAM TAI Electronics, Inc.	2,009,400
		2,009,400
	Energy & Related Services - 10.21%
1,010,000	Cal Dive International, Inc. (a)	3,040,100
379,800	CE Franklin Ltd. (a)	3,192,219
342,911	Matrix Service Co. (a)	3,991,484
120,000	Michael Baker Corp. (a)	2,938,800
250,000	Mitcham Industries, Inc. (a)	5,490,000
560,000	Newpark Resources, Inc. (a)	4,558,400
154,442	PHI, Inc. (a)	4,071,091
482,600	TGC Industries, Inc. (a)	3,938,016
250,000	Union Drilling, Inc. (a)	1,607,500
653,100	Uranium Energy Corp. (a)	2,351,160
		35,178,770

	Environmental Services - 0.99%
2,125,000	Perma-Fix Environmental Services (a)	3,400,000
		3,400,000
	Financial Services - 7.46%
221,813	B of I Holding, Inc. (a)	3,706,495
425,000	Edelman Financial Group, Inc.	3,034,500
1,161,921	Global Cash Access Holdings, Inc. (a)	6,158,181
253,323	Nicholas Financial, Inc.	3,272,933
323,588	SWS Group, Inc.	2,378,372
510,000	U.S. Global Investors, Inc. - Class A	3,590,400
44,791	Virtus Investment Partners, Inc. (a)	3,555,062
		25,695,943
	Food - 2.82%
82,000	Cal-Maine Foods, Inc.	3,112,720
336,000	John B. Sanfilippo & Son, Inc. (a)	3,316,320
545,000	Landec Corp. (a)	3,286,350
		9,715,390
	Insurance - 0.74%
317,729	SeaBright Holdings, Inc.	2,548,187
		2,548,187
	Leisure - 1.69%
66,500	Ascent Media Corp. (a)	3,151,435
1,029,740	Century Casinos, Inc. (a)	2,656,729
		5,808,164
	Medical Supplies & Services - 6.46%
306,734	Allied Healthcare Products (a)	1,064,367
840,000	BioScrip, Inc. (a)	4,544,400
385,000	Cornerstone Therapeutics, Inc. (a)	2,344,650
350,000	Five Star Quality Care, Inc. (a)	1,270,500
2,064,000	Hooper Holmes, Inc. (a)	1,495,987
325,371	Integramed America, Inc. (a)	2,944,608
322,079	Medical Action Industries, Inc. (a)	1,707,019
87,764	Psychemedics Corp.	853,066
125,900	The Ensign Group, Inc.	3,337,609
66,500	Transcend Services, Inc. (a)	1,650,530
88,400	Vivus, Inc. (a)	1,054,612
		22,267,348
	Minerals & Resources - 0.66%
600,000	Exeter Resource Corp. (a)	2,274,000
		2,274,000
	Oil & Gas - 3.00%
276,900	Hallador Energy Co.	2,774,538
595,553	Magnum Hunter Resources Corp. (a)	3,507,807
650,000	Vaalco Energy, Inc. (a)	4,043,000
		10,325,345
	Professional, Scientific, and Technical Services - 0.81%
643,500	Official Payments Holdings, Inc. (a)	2,792,790
		2,792,790
	Retail - 2.27%
511,000	PC Mall, Inc. (a)	3,198,860
106,523	Rush Enterprises, Inc. (a)	2,034,589
146,500	Systemax, Inc. (a)	2,579,865
		7,813,314
	Semiconductor Related Products - 3.63%
600,000	FSI International, Inc. (a)	2,550,000
383,900	Integrated Silicon Solution, Inc. (a)	3,750,703
298,650	Rudolph Technologies, Inc. (a)	3,055,189
430,000	Ultra Clean Holdings, Inc. (a)	3,160,500
		12,516,392
	Software - 4.31%
444,177	American Software, Inc. - Class A	3,984,268
346,325	Clicksoftware Technologies Ltd.	3,712,604
1,880,000	iPass, Inc. (a)	2,876,400
750,000	ModusLink Global Solutions, Inc.	4,290,000
		14,863,272
	Specialty Manufacturing - 8.79%
100,000	AEP Industries, Inc. (a)	3,304,000
165,000	AM Castle & Co. (a)	1,711,050
20,274	Alamo Group, Inc.	589,973
225,000	China Gerui Advanced Materials Group Ltd.
	(Acquired 6/1/10, Cost $1,282,500) (a)(b)	891,000
435,000	China Gerui Advanced Materials Group Ltd. (a)	1,722,600
245,000	Courier Corp.	3,030,650
152,600	Douglas Dynamics, Inc.	2,076,886

150,000	Federal Signal Corp. (a)	634,500
910,000	Flanders Corp. (a)	2,802,800
112,700	Global Power Equipment Group, Inc. (a)	2,890,755
100,000	L.B. Foster Co.	2,985,000
184,324	LMI Aerospace, Inc. (a)	3,647,772
146,617	Northern Technologies International Corp. (a)	2,062,901
84,500	Northwest Pipe Co. (a)	1,927,445
		30,277,332
	Telecommunications - 5.41%
1,120,600	Alvarion Ltd. (a)	1,344,720
297,000	City Telecom HK Ltd. - ADR	3,460,050
705,000	Gilat Satellite Networks Ltd. (a)	2,855,250
285,700	Globecomm Systems, Inc. (a)	4,076,939
238,000	Oplink Communications, Inc. (a)	4,457,740
342,000	Seachange International, Inc. (a)	2,455,560
		18,650,259
	Transportation - 4.46%
629,135	Grupo TMM S.A. - ADR (a)	1,050,655
75,000	Hornbeck Offshore Services, Inc. (a)	2,451,750
596,700	Republic Airways Holdings, Inc. (a)	3,287,817
420,000	Scorpio Tankers, Inc. (a)	2,423,400
2,000,000	Star Bulk Carriers Corp.	2,280,000
310,000	StealthGas, Inc. (a)	1,323,700
273,500	USA Truck, Inc. (a)	2,579,105
		15,396,427

	TOTAL COMMON STOCKS (Cost $313,182,855)	$331,696,996

Shares	REAL ESTATE INVESTMENT TRUSTS - 1.53%	Value
250,000	Monmouth Real Estate Investment Corp. - Class A	$2,327,500
230,000	Whitestone Real Estate Investment Trust	2,927,900
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,599,122)	$5,255,400

Contracts	WARRANTS - 0.00%	Value
	Oil & Gas - 0.00%
59,555	Magnum Hunter Resources Corp. Warrant
	(Acquired 8/29/2011, Cost $0)
	Expiration: 10/14/2013, Exercise Price $10.50 (b)(c)	$-
	TOTAL WARRANTS (Cost $0)	$-

	RIGHTS - 0.00%	Value
	Oil & Gas - 0.00%
305,000	Sino Clean Energy, Inc. (c)(d)	$-
	TOTAL RIGHTS (Cost $0)	$-

Shares	SHORT TERM INVESTMENTS - 1.94%	Value
6,687,358	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.13%	$6,687,358
	TOTAL SHORT TERM INVESTMENTS (Cost $6,687,358)	$6,687,358

	Total Investments (Cost $324,469,335) - 99.72%	$343,639,754
	Other Assets in Excess of Liabilities - 0.28%	973,860
	TOTAL NET ASSETS - 100.00%	$344,613,614

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing security.
(b) Restricted under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of restricted securities amounted to $2,165,000 or 0.63% of Net Assets.
(c) The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of
Directors. These securities represent $0 or 0.00% of the Fund's Net Assets.
(d) Contingent Value Right. See Note 3 of the Notes to the Schedule of Investments

Notes to the Schedule of Investments

1. Federal Income Tax Matters

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

Cost of investments	$324,469,335

Gross unrealized appreciation	64,231,097
Gross unrealized depreciation	(45,060,678)
Net unrealized appreciation	$19,170,419

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

2. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Fund’s investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Fund’s advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Fund’s fair value procedures allow for the use of certain methods performed by the Fund’s advisor to value those securities for which market quotations are not readily available, at a price that the Fund might reasonably expect to receive upon a sale of such securities. These methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

General Accepted Accounting Principles ("GAAP") establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2012:

Description	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks
Consumer Discretionary	$32,174,104	$-	$-	$32,174,104
Consumer Staples	11,102,029	-	-	11,102,029
Energy	46,622,602	3,192,219	-	49,814,821
Financials	22,085,948	-	-	22,085,948
Health Care	22,267,348	-	-	22,267,348
Industrials	87,558,114	-	-	87,558,114
Information Technology	79,056,527	-	-	79,056,527
Materials	24,178,055	-	-	24,178,055
Telecommunication Services	3,460,050	-	-	3,460,050
Total Common Stocks	328,504,777	3,192,219	-	331,696,996
Real Estate Investment Trusts	5,255,400	-	-	5,255,400
Short-Term Investments	6,687,358	-	-	6,687,358
Total Investments in Securities	$340,447,535	$3,192,219	$-	$343,639,754

Transfers into Level 1	$-
Transfers out of level 1	(3,192,219)
Net transfers in (out of) Level 1	$(3,192,219)

Transfers into Level 2	$3,192,219
Transfers out of Level 2	-
Net Transfers in (out of) Level 2	$3,192,219

 The securities transferred from Level 1 to Level 2 due to the securities not trading on the last day of the reporting period.  Transfers between levels are recognized at the end of the reporting period.

3. Contingent Value Right

A Contingent Value Right ("CVR") grants shareholders the right to realize the proceeds from a specified event. Proceeds are contingent upon an outcome of the specified event.
Perritt MicroCap Opportunities Fund holds Sino Clean Energy CVRs as of January 31, 2012.  Proceeds from these rights are contingent upon a favorable lawsuit ruling or settlement relating to a complaint filed by Sino Clean Energy.  If a favorable ruling or settlement occurs, shareholders are entitled to 90% of the lawsuit proceeds, if any, less certain legal and other expenses that will be deducted from such proceeds.  The CVRs expire upon the entry of a final, non-appealable judgment or settlement in the underlying lawsuit.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt MicroCap Opportunities Fund, Inc.

By (Signature and Title)     /s/ Michael J. Corbett
 Michael J. Corbett, President

Date          3/22/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Michael J. Corbett
   Michael J. Corbett, President

Date        3/22/2012

By (Signature and Title)*   /s/ Mark J. Buh
 Mark J. Buh, Treasurer

Date        3/22/2012

* Print the name and title of each signing officer under his or her signature.